Unaudited Condensed Consolidated Statement Of Comprehensive Income - GBP (£) £ in Millions	6 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Net remeasurement of post employment plans
Group	£ 585	£ (128)
Associates and joint ventures	4	(1)
Tax on post employment plans	(136)	14
Changes in the fair value of equity investments at fair value through other comprehensive income	7	0
Other comprehensive income that will not be reclassified to profit or loss, net of tax, Total	460	(115)
Exchange differences on translation of foreign operations
Group	74	(887)
Associates and joint ventures	(45)	(78)
Non-controlling interests	46	(138)
Net investment hedges	(46)	513
Tax on exchange differences	(5)	(3)
Effective portion of changes in fair value of cash flow hedges
Hedges by associates and joint ventures	(10)	13
Tax on effective portion of changes in fair value of cash flow hedges	12	(4)
Hyperinflation adjustment	(3)	(16)
Tax on hyperinflation adjustment	1	5
Other comprehensive income that may be reclassified to profit or loss, net of tax, Total	(30)	(586)
Other comprehensive income/(loss), net of tax, for the period	430	(701)
Profit for the period	2,088	1,661
Total comprehensive (loss)/income	2,518	960
Attributable to:
Equity shareholders of the parent company	2,349	1,017
Non-controlling interests	169	(57)
Total comprehensive (loss)/income	2,518	960
Foreign currency debt risk
Effective portion of changes in fair value of cash flow hedges
Hedges by group	66	(280)
Recycled to income statement	(53)	150
Transaction exposure risk
Effective portion of changes in fair value of cash flow hedges
Hedges by group	(87)	138
Recycled to income statement	26	(18)
Commodity price risk
Effective portion of changes in fair value of cash flow hedges
Hedges by group	12	14
Recycled to income statement	£ (18)	£ 5